Segment Information - Schedule of Reconciliation of Revenue from Segments to Consolidated (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Depreciation and amortization	$ 14	$ 13	$ 8	$ 11	$ 27	$ 19	$ 258	$ 37
Operating loss	(1,923)	(612)	(1,903)	(1,688)	(2,536)	(3,592)	(11,066)	(10,151)
Equity income (losses) of joint ventures	(322)		(100)	75	(322)	(24)	(198)	(715)
Interest Expense	$ 257	344	$ 329	324	$ 601	$ 653	1,326	869
SES Foreign Operating [Member]
Depreciation and amortization				2			6	10
Operating loss		(70)		(106)			(5,620)	(3,682)
Equity income (losses) of joint ventures				75			198	715
Interest Expense
Technology Licensing and Related Services [Member]
Depreciation and amortization
Operating loss		(125)		(495)			(1,284)	(1,138)
Equity income (losses) of joint ventures
Interest Expense
Corporate [Member]
Depreciation and amortization		13		9			252	27
Operating loss		(417)		(1,087)			(4,162)	(5,331)
Equity income (losses) of joint ventures
Interest Expense		$ 344		$ 324			$ 1,326	$ 869